Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Loan ID	GSLoanID	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
XXXXXXXX	XXXXXXXX	XXXXX	1RZNEUUNVZ1	XXXXXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file did not contain the original appraisal. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file did not contain the 1008.		1			No	Yes		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	NWRHBFP50BL	XXXXXXXX	3	1	*** (OPEN) Missing Documentation - EV 3 COMMENT: The file is missing the UW ATR / QM worksheet.		3
*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
COMMENT:   This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f) (1)(ii) )Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)

This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (5/23/2017)

This loan failed the home loan required escrow account test. ( NM SB 342 §56 , NMSA §58-21A-4(N)(7)

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)

This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (5/23/2017)

This loan failed the home loan required escrow account test. ( NM SB 342 §56 , NMSA §58-21A-4(N)(7)
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	HVJRZFAFYXD	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan is missing the initial 1003. *** (OPEN) Final Application is missing - EV 3 COMMENT: The loan is missing the final 1003.		2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Secondary [2]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	2TCNAI2UCD0	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the intial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not contain the final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not contain a HUD.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the prepayment loan program disclosure.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the appraisal.

*** (OPEN) Missing credit report - EV 3
COMMENT:   The loan file did not contain the origination credit report.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file did not contain the mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   The loan file did not contain the prepayment rider to the  mortgage.

*** (OPEN) Transmittal (1008) is Missing - EV 3
									2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	No		XXXXX	XX/XX/XXXX	Refinance		XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	OKA5ZXFEIUR	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 *** (OPEN) Transmittal (1008) is Missing - EV 3		2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $XXX,XXX.XX. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $XXX,XXX.XX. The loan data reflects an APR of XX% with comparison data of XX% resulting in a difference of XX%. The Statute of limitations has expired; downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	TROJALOXFTO	XXXXXXXX	3	3	*** (OPEN) Missing credit report - EV 3 COMMENT: The loan file did not contain the credit report. *** (OPEN) Required Affiliated Business Disclosure missing/unexecuted - EV 3 COMMENT: The loan file did not contain the Affiliated Business Disclosure. Lender service provider disclosure is located within the Good Faith Estimate on p. XX *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file did not contain the 1008.		2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $XXX. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	WGTVS0OGOAA	XXXXXXXX	1	1			1			No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	I3GXAIB1V4H	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The initial 1003 is missing. Unable to determine if disclosures were provided within 3 business days from the application date.		1			No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	WP4NZUVCSYU	XXXXXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the appraisal. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file is missing the notice of servicing transfer.		3
*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3
COMMENT:   The loan file did not contain the CHARM Booklet and loan was ARM.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. This loan failed the ARM rate adjustment cap test. (24 CFR §203.49) The loan failed the ARM rate adjustment cap test due to one or more of the following findings: The loan is a one or three-year adjustable rate mortgage and the initial or subsequent adjustment caps exceed 1%; or
The loan is a five, seven, or ten-year adjustable rate mortgage and the initial or subsequent adjustment caps exceed 2%; or The initial adjustment period exceeds 126 months. The FHA does not offer a hybrid ARM loan program with an initial adjustment period that exceeds 126 months. The loan data finance charge is $XXX,XXX.XX and the comparison data is $XXX,XXX.XX for a $XXX,XXX.XX overage. The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	YTLRIMAYD3E	XXXXXXXX	1	1			1			No	Yes		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	B3S1L2Y4BF5	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The application is missing from the loan file. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The Servicing Disclosure is missing from the loan file. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The 1008 is missing from the loan file.		3
*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
COMMENT:   This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
												No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	VC5DULRR0LW	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The initial 1003 is missing. Unable to determine if early disclosures were provided within 3 business days from the application date		2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX. Because a funding date is not provided, funding used for testing is XX/XX/XXXX.  The defect can be cured by providing the true funding date. Statute of limitation has expired. Downgraded based on customer's profile.
												No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	PG4CVVFSVPN	XXXXXXXX	3	2	*** (OPEN) Application Missing - EV 2 COMMENT: Application is missing from file. *** (OPEN) Final TIL Missing or Not Executed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		3
*** (OPEN) ComplianceEase TILA Test Failed - EV 3
COMMENT:   This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	NT4PIOYYNGT	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial loan application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final loan application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The loan is missing the notice of servicing transfer.  The statute of limitations has expired downgraded based on Client Compliance Profile.
									2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	G4MZJIKK2RY	XXXXXXXX	3	3	*** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The right to rescission is missing from the loan file. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	BXL51NGM5C2	XXXXXXXX	3	3
*** (OPEN) Condo / PUD rider Missing - EV 3
COMMENT:   The BPO on page XXX shows a condo and the condo/PUD rider to the mortgage is missing.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final application.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The loan is missing the initial escrow account disclosure for tax escrow on the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
									2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	2XTG3Z5HKOW	XXXXXXXX	3	3	*** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The prepayment rider is missing from the loan file. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	E52WHX0COIW	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The final application is missing.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The initial escrow account disclosure for tax escrow on the HUD is missing.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The appraisal is missing.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Initial Truth in Lending Disclosure is Missing - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
									2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	QDTWMH2KGRZ	XXXXXXXX	3	3	*** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The loan is missing the refinance 3 day right to cancel. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	FBO0KWUBFGJ	XXXXXXXX	3	3
*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   The MI cert for the FHA loan is missing from the loan file.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The appraisal is missing from the loan file.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The right of rescission is missing from the loan file.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
									1			No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	CI5CWSBRCYR	XXXXXXXX	3	3	*** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The loan file is missing the Right of Rescission. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The loan file is missing the Servicing Disclosure. The statute of limitations has expired; downgraded based on Client Compliance Profile.		1			No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	MSTDB2A5T35	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   Application is missing.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   Appraisal is missing.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   Good Faith Estimate missing. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   Notice of Servicing Transfer is missing. The statute of limitations has expired downgraded based on Client Compliance Profile
									2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	No		XXXXX	XX/XX/XXXX			XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	ASPV12FIPT2	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan is missing the mortgage.

*** (OPEN) Note is missing or unexecuted - EV 3
COMMENT:   The loan is missing the note.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
								*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan is missing the HUD.	2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	No		XXXXX		Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	Y221PXF3DQY	XXXXXXXX	3	3	*** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The loan file is missing the ROR. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The loan file is missing the GFE. The statute of limitations has expired downgraded based on Client Compliance Profile. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Notice of Servicing Transfer is missing from the loan file. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	TIISD52WYFJ	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The file provided did not contain an application.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The file provided did not contain any HUD's.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The file provided did not contain an appraisal.

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   Prepayment rider to the mortgage is missing.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
									1			No	No		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	XE3KKTLQVGS	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Missing Documentation - EV 3
COMMENT:   The loan is missing the purchase agreement.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan is missing the final application.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The loan is missing the initial escrow account disclosure for tax escrow on the HUD.

*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   The loan is missing the FHA MI certificate.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan is missing the appraisal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The loan file did not contain a final TIL; however, the estimated preliminary TIL on page XXXX was used for the points and fees test. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the initial application.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The loan is missing the notice of servicing transfer. The statute of limitations has expired downgraded based on Client Compliance Profile.
									1			No	Yes		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	BGPGCWUOOHA	XXXXXXXX	2	2	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.		1			No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	55348316	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Condo / PUD rider Missing - EV 3
COMMENT:   The loan file is missing the PUD rider.

*** (OPEN) Missing AUS - EV 3
COMMENT:   Missing final guidelines from the loan file.

*** (OPEN) Missing Documentation - EV 3
COMMENT:   Missing critical documentation from the loan file: income, assets, loan applications.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Missing credit report - EV 3
COMMENT:   Missing credit report from the loan file.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the title policy.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 2
COMMENT:   The loan file is missing the initial GFE. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Initial Truth in Lending Disclosure is Missing - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
									2
*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	DIH5H443EVU	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial application.

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   The loan file is missing the Prepayment Rider to the Mortgage.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Right of Rescission.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Property is Manufactured Housing - EV 2
COMMENT:   The subject is a Manufactured Home
									2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	2J5OCWFCNCO	XXXXXXXX	3	3
*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   Initial Escrow acct Disclosure missing; Loan has escrows.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   ROR is missing from file.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   Good Faith Estimate is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   Notice of Servicing Transfer is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
									1			No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	S322ETYAXI2	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The loan file is missing the initial application. *** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The loan file is missing the ROR. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The loan file is missing the Notice of Servicing Transfer.		2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	UKPSLVFIK2W	XXXXXXXX	3	3
*** (OPEN) Balloon Rider Missing - EV 3
COMMENT:   The balloon rider is missing from the loan file.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The appraisal is missing from the loan file.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The title is missing from the loan file.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
									1			No	Yes		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	U4HK3X1YCEC	XXXXXXXX	3	3	*** (OPEN) Application Missing - EV 3 COMMENT: The application is missing from the loan file. *** (OPEN) Missing Appraisal - EV 3 COMMENT: The Appraisal is missing from the loan file. *** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The loan file is missing the Right of Rescission.		1			No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	0BM0FXAGT0M	XXXXXXXX	3	3
*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The loan file is missing the initial escrow account disclosure for the tax escrow account collected on the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal.

*** (OPEN) Missing Doc - EV 3
COMMENT:   The loan file is missing the sales contract.

*** (OPEN) Missing required 1-4 family rider - EV 3
COMMENT:   The loan file is missing the 1-4 family rider.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the initial and final notice of servicing transfer.
								*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file did not include the HUD-I Settlement Statement.	1			No	Yes		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	KTMER2ELKLB	XXXXXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the Appraisal.		2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	MIYWZ0RLRPX	XXXXXXXX	2	1			2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100.This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	4RHNW3P5VLN	XXXXXXXX	3	3	*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 COMMENT: The loan is missing the initial escrow account disclosure for tax escrow on the HUD. *** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan is missing the appraisal.		2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	QCDY2QEJHTV	XXXXXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the appraisal. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file is missing the notice of servicing transfer.		1			No	Yes		XXXXX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	1HV54XKPGGE	XXXXXXXX	3	3
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the final GFE of closing costs.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing the HUD.

*** (OPEN) Initial Good Faith Estimate is Missing - EV 3
COMMENT:   The loan file is missing the initial GFE of closing costs.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing the final title policy.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the notice of servicing transfer.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008 and loan approval.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.
									2
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
												No	No		XXXXX	XX/XX/XXXX	Purchase		XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	4ADREIHNGR0	XXXXXXXX	3	3	*** (OPEN) Right of Rescission missing or unexecuted - EV 3 COMMENT: The ROR is missing. *** (OPEN) Appraisal not dated - EV 2 COMMENT: Appraisal is missing from file. *** (OPEN) Final TIL Missing or Not Executed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile. *** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: GFE is missing from file. *** (OPEN) Missing Appraisal - EV 2 COMMENT: Appraisal is missing from file.		2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX
XXXXXXXX	XXXXXXXX	XXXXX	DCAJB1PRGSL	XXXXXXXX	3	3
*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The Good Faith Estimate is missing from the loan file.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loan file.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Servicing Disclosure

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The ROR is missing from the loan file.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.
									2
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.
												No	Yes		XXXXX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXXXXXXX	$XXXX,XXX.XX